Trade and Other Receivables and Prepayments, Net - Additional Information (Details) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Trade and other receivables and prepayments, net [Line Items]
Allowance account for credit losses of financial assets	$ 134	$ 137	$ 106
Minimum credit period granted to selected premium and mass market players	7	7
Maximum credit period granted to selected premium and mass market players	15	15
Concentration of credit risk, as a percentage of casino receivables		67.60%	41.90%
Credit play, as a percentage of total table games play		24.00%	14.70%	15.30%
Gross casino receivables, before provision for doubtful accounts		$ 247	$ 475
Commissions payable and front money deposits		39	78
Net casino receivables, before provision of doubtful accounts		208	397
Trade receivables	$ 92	120	400
Trade receivables, before provision		257	506
Provision for expected credit losses, net		52	24	$ 9
Expected credit losses individually assessed [member] | Trade receivables [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables, before provision		130	120
Financial assets past due but not impaired [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables		181	288
Financial assets past due but not impaired [member] | Casino receivable [Member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables		158	243
Deferred rent [Member]
Trade and other receivables and prepayments, net [Line Items]
Provision for expected credit losses, net		$ 2	$ 0